Investment Properties - Summary of Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 12,854,071		$ 7,738,379
Depreciation expenses	562,260	$ 20,023	594,110		$ 392,667
Ending balance	12,538,083	446,513	12,854,071		7,738,379
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,965		35,965
Ending balance	35,965	1,281	35,965		35,965
Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,737,798		7,702,414
Ending balance	6,480,338	230,781	6,737,798		7,702,414
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,080,308
Ending balance	6,021,780	214,451	6,080,308
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	14,314,126	509,763	14,314,126		8,442,750
Additions	6,352	226	2,532		125,853
Disposals	(1,902)	(68)	(1,843)
Reclassification	42,317	1,507	(511,199)		14,891
Effects of foreign currency exchange differences	236,790	8,433	(513,066)		(137,739)
Ending balance	14,597,683	519,861	14,314,126	$ 509,763	14,314,126
Cost [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance			8,445,755
Ending balance					8,445,755
Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance				15,337,702
Ending balance
Cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,965	1,281			35,965
Ending balance	35,965	1,281	35,965	1,281
Cost [member] | Land [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance			35,965
Ending balance					35,965
Cost [member] | Land [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance				35,965
Ending balance
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	7,710,369	274,586	7,710,369		8,406,785
Additions	6,352	226	2,532		125,853
Disposals	(1,902)	(68)	(1,843)
Reclassification	(3,884)	(138)	(490,130)		14,891
Effects of foreign currency exchange differences	111,870	3,984	(209,980)		(137,739)
Ending balance	7,822,805	278,590	7,710,369	274,586	7,710,369
Cost [member] | Buildings and improvements [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance			8,409,790
Ending balance					8,409,790
Cost [member] | Buildings and improvements [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance				8,409,790
Ending balance
Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,567,792	233,896	6,567,792
Reclassification	46,201	1,645	(21,069)
Effects of foreign currency exchange differences	124,920	4,449	(303,086)
Ending balance	6,738,913	239,990	6,567,792	233,896	6,567,792
Cost [member] | Right-of-use assets [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance				6,891,947
Ending balance
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,460,055	51,996	1,460,055		323,314
Depreciation expenses	562,260	20,023	594,110		392,667
Disposals	(1,293)	(46)	(1,240)
Reclassification	9,119	325	(209,912)		265
Effects of foreign currency exchange differences	29,459	1,050	76,999		(8,870)
Ending balance	2,059,600	73,348	1,460,055	51,996	1,460,055
Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance			707,376
Ending balance					707,376
Accumulated depreciation, amortisation and impairment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance				1,000,098
Ending balance
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	972,571	34,636	972,571		323,314
Depreciation expenses	353,048	12,573	377,536		392,667
Disposals	(1,293)	(46)	(1,240)
Reclassification	(1,498)	(53)	(210,455)		265
Effects of foreign currency exchange differences	19,639	699	99,354		(8,870)
Ending balance	1,342,467	47,809	972,571	34,636	972,571
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance			707,376
Ending balance					707,376
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance				707,376
Ending balance
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	487,484	17,360	487,484
Depreciation expenses	209,212	7,450	216,574
Reclassification	10,617	378	543
Effects of foreign currency exchange differences	9,820	351	(22,355)
Ending balance	$ 717,133	$ 25,539	$ 487,484	17,360	$ 487,484
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance				$ 292,722
Ending balance